Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2021 were as follows for the Company's continuing operations:

(€ million)
2022	€488
2023	€360
2024	€273
2025	€58
2026	€35
2027 and thereafter	€97